GECC Financing Receivables and Allowance for Losses on Financing Receivables (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 205,180	$ 222,233
GECC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	222,296	238,308
Less allowance for losses	(4,914)	(4,986)	(4,624)	(5,073)
Financing receivables, net	217,382	233,322
GECC | Loans and Finance Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	197,949	211,622
GECC | Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	24,347	26,686
Loans that have been acquired in a transfer but have been subject to credit deterioration since origination per ASC 310, Receivables	$ 209	$ 429